Loans and other financial assets at amortized cost - Details of loans and other financial assets at amortized cost (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of loans and other financial assets at amortised cost and loans and receivables [Abstract]
Due from banks	₩ 15,914,139			₩ 9,863,160
Loans	336,799,510			302,794,182
Other financial assets	9,219,223			7,448,736
Total	₩ 361,932,872	[1]	$ 304,503,510	₩ 320,106,078	[1]

[1]	Cash and cash equivalents are not included.